ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

March 3, 2026	Timothy F. Cormier T +1 617 951 7747 timothy.cormier@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:   Putnam Target Date Funds (the “Registrant”)

    (Registration Nos. 333-117134 and 811-21598)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Registrant to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify (a) that the forms of prospectus and statement of additional information used with respect to Putnam Retirement Advantage Plus 2030 Fund, Putnam Retirement Advantage Plus 2035 Fund, Putnam Retirement Advantage Plus 2040 Fund, Putnam Retirement Advantage Plus 2045 Fund, Putnam Retirement Advantage Plus 2050 Fund, Putnam Retirement Advantage Plus 2055 Fund, Putnam Retirement Advantage Plus 2060 Fund, Putnam Retirement Advantage Plus 2065 Fund, Putnam Retirement Advantage Plus 2070 Fund, and Putnam Retirement Advantage Plus Maturity Fund, each a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 69 to the Registrant’s Registration Statement (“Amendment No. 69”), and (b) that Amendment No. 69 was filed electronically.

Any questions or comments regarding this matter should be directed to the undersigned at (617) 951-7747.

Very truly yours,
/s/ Timothy F. Cormier
Timothy F. Cormier

cc: Tara Gormel, Esq., Franklin Templeton